Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SUNAMERICA SERIES TRUST
Entity Central Index Key	0000892538
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
SA American Funds Asset Allocation Portfolio Class 1
Shareholder Report [Line Items]
Fund Name	SA American FundsAsset Allocation Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
v
e
stment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 1)*	$14.06	0.27%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 14.06	[1]
Expense Ratio, Percent	0.27%	[1],[2]
Net Assets	$ 1,880,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,880M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Asset Allocation Portfolio Class 3
Shareholder Report [Line Items]
Fund Name	SA American FundsAsset Allocation Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This
semi-annual shareholder report
contains important information about the SunAmerica Series Trust SA American Funds Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
stm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Asset Allocation Portfolio (Class 3)*	$26.54	0.51%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 26.54	[1]
Expense Ratio, Percent	0.51%	[1],[2]
Net Assets	$ 1,880,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,880M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Global Growth Portfolio Class 1
Shareholder Report [Line Items]
Fund Name	SA American FundsGlobal Growth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
vestm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 1)*	$14.90	0.28%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 14.9	[1]
Expense Ratio, Percent	0.28%	[1],[2]
Net Assets	$ 391,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$391M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Global Growth Portfolio Class 3
Shareholder Report [Line Items]
Fund Name	SA American FundsGlobal Growth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Global Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
vestm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Global Growth Portfolio (Class 3)*	$28.17	0.53%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 28.17	[1]
Expense Ratio, Percent	0.53%	[1],[2]
Net Assets	$ 391,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$391M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Growth Portfolio Class 1
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
stm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 1)*	$14.51	0.27%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 14.51	[1]
Expense Ratio, Percent	0.27%	[1],[2]
Net Assets	$ 999,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$999M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Growth Portfolio Class 3
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
stm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth Portfolio (Class 3)*	$27.92	0.52%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 27.92	[1]
Expense Ratio, Percent	0.52%	[1],[2]
Net Assets	$ 999,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$999M
Total number of portfolio holdings	1
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Growth-Income Portfolio Class 1
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth-Income Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 in
vest
ment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 1)*	$14.91	0.28%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 14.91	[1]
Expense Ratio, Percent	0.28%	[1],[2]
Net Assets	$ 474,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$474M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds Growth-Income Portfolio Class 3
Shareholder Report [Line Items]
Fund Name	SA American FundsGrowth-Income Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA American Funds Growth-Income Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inv
est
ment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds Growth-Income Portfolio (Class 3)*	$28.20	0.53%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 28.2	[1]
Expense Ratio, Percent	0.53%	[1],[2]
Net Assets	$ 474,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$474M
Total number of portfolio holdings	1
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds VCP Managed Allocation Portfolio Class 1
Shareholder Report [Line Items]
Fund Name	SA American FundsVCP ManagedAllocation Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inve
st
ment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 1)*	$13.62	0.26%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 13.62	[1]
Expense Ratio, Percent	0.26%	[1],[2]
Net Assets	$ 1,937,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,937M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
SA American Funds VCP Managed Allocation Portfolio Class 3
Shareholder Report [Line Items]
Fund Name	SA American FundsVCP ManagedAllocation Portfolio
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SunAmerica Series Trust American Funds VCP Managed Allocation Portfolio (the “Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus . You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 inv
estm
ent)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Funds VCP Managed Allocation Portfolio (Class 3)*	$26.71	0.51%**
*	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
**	Annualized

Expenses Paid, Amount	$ 26.71	[1]
Expense Ratio, Percent	0.51%	[1],[2]
Net Assets	$ 1,937,000,000
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,937M
Total number of portfolio holdings	1
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	0%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table do not reflect any fees or expenses that may be charged by the Variable Contracts that invest in the Portfolio.
[2]	Annualized